ESTIMATION OF FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of estimations of fair value [abstract]
Disclosure of fair value measurement of assets and liabilities, recurring basis [table text block]

December 31, 2024

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	10,580,049	Ps.	61,509	Ps.	—	Ps.	10,641,558
Securities issued or secured by other Colombian Government entities		—		183,760		—		183,760
Securities issued or secured by foreign Governments		26,107		49,272		—		75,379
Securities issued or secured by other financial entities		—		1,002,194		—		1,002,194
Securities issued or secured by non-financial sector entities		—		8,813		—		8,813
Others		—		25,710		—		25,710
Total trading investments	Ps.	10,606,156	Ps.	1,331,258	Ps.	—	Ps.	11,937,414
Investments in debt securities at fair value through profit or loss
Others		—		—		1,425		1,425
Total investments in debt securities at fair value through profit or loss	Ps.	10,606,156	Ps.	1,331,258	Ps.	1,425	Ps.	11,938,839
Investments in debt securities at fair value through OCI

	Level 1		Level 2		Level 3		Total
Securities issued or secured by Colombian Government	Ps.	13,391,650	Ps.	4,876,258	Ps.	—	Ps.	18,267,908
Securities issued or secured by other Colombian Government entities		52,253		410,492		—		462,745
Securities issued or secured by foreign Governments		1,195,495		3,307,315		—		4,502,810
Securities issued or secured by central banks		—		204,855		—		204,855
Securities issued or secured by other financial entities		—		2,626,783		—		2,626,783
Securities issued or secured by non-financial sector entities		—		249,660		—		249,660
Others		1,740		733,697		—		735,437
Total investments in debt securities at fair value through OCI	Ps.	14,641,138	Ps.	12,409,060	Ps.	—	Ps.	27,050,198
Total investments in debt securities	Ps.	25,247,294	Ps.	13,740,318	Ps.	1,425	Ps.	38,989,037

Equity securities
Trading equity securities	Ps.	12,711	Ps.	4,049,509	Ps.	3,194,286	Ps.	7,256,506
Investments in equity through OCI		1,302,512		100		118,691		1,421,303
Total equity securities	Ps.	1,315,223	Ps.	4,049,609	Ps.	3,312,977	Ps.	8,677,809

Held for trading derivatives
Currency forward	Ps.	—	Ps.	530,625	Ps.	—	Ps.	530,625
Debt securities forward		—		117,053		—		117,053
Interest rate swap		4,515		218,314		—		222,829
Currency swap		—		58,475		—		58,475
Currency options		—		40,312		—		40,312
Total held for trading derivatives	Ps.	4,515	Ps.	964,779	Ps.	—	Ps.	969,294
Hedging derivatives
Currency forward		—		10,642		—		10,642
Interest rate swap		—		43,377		—		43,377
Total hedging derivatives	Ps.	—	Ps.	54,019	Ps.	—	Ps.	54,019
Other account receivables
Financial assets in concession contracts		—		—		4,181,835		4,181,835
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	4,181,835	Ps.	4,181,835
Non- financial assets
Biological assets		—		—		238,339		238,339
Investment properties		—		—		972,935		972,935
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,211,274	Ps.	1,211,274
Total assets at fair value on recurring basis	Ps.	26,567,032	Ps.	18,808,725	Ps.	8,707,511	Ps.	54,083,268

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	672,690	Ps.	—	Ps.	672,690
Debt securities forward		—		15,978		—		15,978
Interest rate swap		2,469		219,353		—		221,822
Currency swap		—		52,455		—		52,455
Currency options		—		48,989		—		48,989
Total trading derivatives	Ps.	2,469	Ps.	1,009,465	Ps.	—	Ps.	1,011,934
Hedging derivatives
Currency forward	Ps.	—	Ps.	5,250	Ps.	—	Ps.	5,250
Interest rate swap		—		16,408		—		16,408
Total hedging derivatives	Ps.	—	Ps.	21,658	Ps.	—	Ps.	21,658
Total liabilities at fair value on recurring basis	Ps.	2,469	Ps.	1,031,123	Ps.	—	Ps.	1,033,592

December 31, 2023

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	5,692,937	Ps.	101,895	Ps.	—	Ps.	5,794,832
Securities issued or secured by other Colombian Government entities		—		155,737		—		155,737
Securities issued or secured by foreign Governments		382		31,697		—		32,079
Securities issued or secured by other financial entities		—		1,084,461		—		1,084,461
Securities issued or secured by non-financial sector entities		—		6,406		—		6,406
Others		—		39,865		—		39,865
Total trading investments	Ps.	5,693,319	Ps.	1,420,061	Ps.	—	Ps.	7,113,380

	Level 1		Level 2		Level 3		Total
Investments in debt securities at fair value through profit or loss
Others		—		—		1,889		1,889
Total investments in debt securities at fair value through profit or loss	Ps.	5,693,319	Ps.	1,420,061	Ps.	1,889	Ps.	7,115,269
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	14,223,066	Ps.	2,567,727	Ps.	—	Ps.	16,790,793
Securities issued or secured by other Colombian Government entities		538,200		325,588		—		863,788
Securities issued or secured by foreign Governments		1,141,875		1,365,163		—		2,507,038
Securities issued or secured by central banks		—		145,489		—		145,489
Securities issued or secured by other financial entities		—		2,142,647		—		2,142,647
Securities issued or secured by non-financial sector entities		—		214,571		—		214,571
Others		1,457		660,993		—		662,450
Total investments in debt securities at fair value through OCI	Ps.	15,904,598	Ps.	7,422,178	Ps.	—	Ps.	23,326,776
Total investments in debt securities	Ps.	21,597,917	Ps.	8,842,239	Ps.	1,889	Ps.	30,442,045

Equity securities
Trading equity securities	Ps.	8,949	Ps.	3,605,832	Ps.	2,645,393	Ps.	6,260,174
Investments in equity through OCI		992,136		380		124,833		1,117,349
Total equity securities	Ps.	1,001,085	Ps.	3,606,212	Ps.	2,770,226	Ps.	7,377,523

Held for trading derivatives
Currency forward	Ps.	—	Ps.	1,666,852	Ps.	—	Ps.	1,666,852
Debt securities forward		—		19,258		—		19,258
Interest rate swap		212		308,156		—		308,368
Currency swap		—		20,195		—		20,195
Currency options		—		62,894		—		62,894
Total held for trading derivatives	Ps.	212	Ps.	2,077,355	Ps.	—	Ps.	2,077,567
Hedging derivatives
Currency forward		—		687		—		687
Interest rate swap		—		47,975		—		47,975
Total hedging derivatives	Ps.	—	Ps.	48,662	Ps.	—	Ps.	48,662
Other account receivables
Financial assets in concession contracts		—		—		3,830,916		3,830,916
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	3,830,916	Ps.	3,830,916
Non- financial assets
Biological assets		—		—		230,672		230,672
Investment properties		—		—		906,469		906,469
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,137,141	Ps.	1,137,141
Total assets at fair value on recurring basis	Ps.	22,599,214	Ps.	14,574,468	Ps.	7,740,172	Ps.	44,913,854

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	1,546,577	Ps.	—	Ps.	1,546,577
Debt securities forward		—		129,345		—		129,345
Interest rate futures		3,752		—		—		3,752
Interest rate swap		396		329,358		—		329,754
Currency swap		—		60,846		—		60,846
Currency options		—		84,087		—		84,087
Total trading derivatives	Ps.	4,148	Ps.	2,150,213	Ps.	—	Ps.	2,154,361
Hedging derivatives
Currency forward	Ps.	—	Ps.	204,202	Ps.	—	Ps.	204,202
Interest rate swap		—		13,364		—		13,364
Total hedging derivatives	Ps.	—	Ps.	217,566	Ps.	—	Ps.	217,566
Total liabilities at fair value on recurring basis	Ps.	4,148	Ps.	2,367,779	Ps.	—	Ps.	2,371,927

Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2024
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	5,270,000	Ps.	—	Ps.	—	Ps.	5,270,000
Securities issued or secured by other financial entities		—		2,055		—		2,055
	Ps.	5,270,000	Ps.	2,055	Ps.	—	Ps.	5,272,055

Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	1,179,027	Ps.	—	Ps.	—	Ps.	1,179,027
	Ps.	1,179,027	Ps.	—	Ps.	—	Ps.	1,179,027

Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	1,193	Ps.	—	Ps.	—	Ps.	1,193
	Ps.	1,193	Ps.	—	Ps.	—	Ps.	1,193
	Ps.	6,450,220	Ps.	2,055	Ps.	—	Ps.	6,452,275

(*)  Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2023
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	2,702,953	Ps.	—	Ps.	—	Ps.	2,702,953
Securities issued or secured by other financial entities		—		71,343		—		71,343
	Ps.	2,702,953	Ps.	71,343	Ps.	—	Ps.	2,774,296

Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	78,990	Ps.	—	Ps.	—	Ps.	78,990
	Ps.	78,990	Ps.	—	Ps.	—	Ps.	78,990
	Ps.	2,781,943	Ps.	71,343	Ps.	—	Ps.	2,853,286

(*)  Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Investment in debt at FVOCI securities pledged as collateral

	December 31, 2024
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	7,353,270	Ps.	760,242	Ps.	—	Ps.	8,113,512
Securities issued or secured by other Colombian Government entities		17,418		6,842		—		24,260
Securities issued or secured by other financial entities		—		37,767		—		37,767
Securities issued or secured by foreign Governments		862,930		332,741		—		1,195,671
Securities issued or secured by central banks		—		18,670		—		18,670
Others		—		164,308		—		164,308
	Ps.	8,233,618	Ps.	1,320,570	Ps.	—	Ps.	9,554,188
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	423,117	Ps.	213,290	Ps.	—	Ps.	636,407
	Ps.	423,117	Ps.	213,290	Ps.	—	Ps.	636,407
	Ps.	8,656,735	Ps.	1,533,860	Ps.	—	Ps.	10,190,595

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2023
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	8,571,208	Ps.	72,819	Ps.	—	Ps.	8,644,027
Securities issued or secured by other Colombian Government entities		15,464		39,785		—		55,249
Securities issued or secured by other financial entities		—		18,479		—		18,479
Securities issued or secured by non-financial sector entities		—		118,865		—		118,865
Securities issued or secured by foreign Governments		662,623		40,262		—		702,885
Securities issued or secured by central banks		—		15,185		—		15,185
Others		—		155,713		—		155,713
	Ps.	9,249,295	Ps.	461,108	Ps.	—	Ps.	9,710,403
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	3,650	Ps.	—	Ps.	—	Ps.	3,650
	Ps.	3,650	Ps.	—	Ps.	—	Ps.	3,650
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	1,075,909	Ps.	—	Ps.	—	Ps.	1,075,909
	Ps.	1,075,909	Ps.	—	Ps.	—	Ps.	1,075,909
	Ps.	10,328,854	Ps.	461,108	Ps.	—	Ps.	10,789,962

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Disclosure of fair value measurement of assets and liabilities, nonrecurring basis [table text block]

The following table presents Grupo Aval’s assets and liabilities, classified within the fair value hierarchy, which are measured on a nonrecurring basis as of December 31, 2024 and 2023 at fair value less cost of sale:

	Level 1		Level 2		Level 3		Total
December 31, 2024
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,795,616	Ps.	1,795,616
Non- current assets held for sale		—		—		105,214		105,214
	Ps.	—	Ps.	—	Ps.	1,900,830	Ps.	1,900,830

	Level 1		Level 2		Level 3		Total
December 31, 2023
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,494,862	Ps.	1,494,862
Non- current assets held for sale		—		—		101,184		101,184
	Ps.	—	Ps.	—	Ps.	1,596,046	Ps.	1,596,046

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVOCI [Text Block]

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1%	Ps.	434	Ps.	(434)
Adjusted discounted cash flow
Income	+/-1%		320		(282)
Discount interest rates	+/- 50 pb		222		(216)
Discount interest rates	+/- 0.5%		114		(114)
Perpetuity gradient	+/- 0.5%		38		—
		Ps.	1,128	Ps.	(1,046)

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	557	Ps.	(556)
Adjusted discounted cash flow
Growth in residual values after 5 years	+/-1%		281		(240)
Income	+/-1%		1,035		(1,046)
Discount interest rates	+/- 50 pb		1,066		(988)
Gradient	+/- 30 pb		257		(263)
		Ps.	3,196	Ps.	(3,093)

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVTPL [Text Block]

The following table presents the variables of the model used to calculate the sensitivity analysis, which is calculated taking as a reference the market value resulting from the valuation of the Group's properties, the Group's takes the calculation of two impacts cataloged as scenarios:

Scenario 1 contemplates the calculation taking the increase of the following variables:

Scenario 1
Increases in the sensitivity of:
Market value (square meter)	+10%
Market income	+10%
Initial capitalization rate	+50 bp
Cash flow discount rate	+50 bp

Scenario 2 contemplates the calculation taking the decrease of the following variables:

Scenario 2
Decreases in the sensitivity of:
Market value (square meter)	-10%
Market income	-10%
Initial capitalization rate	-50 bp
Cash flow discount rate	-50 bp

The following table includes a sensitivity analysis of main equity securities amounting Ps. 3,099,853 in:

Nexus Real Estate Capital Funds (Nexus)

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2024, Ps.2,772,165 classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	65,955	Ps.	(97,147)
	Ps.	65,955	Ps.	(97,147)

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2023, Ps. 2,567,099 classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	38,209	Ps.	(75,156)
	Ps.	38,209	Ps.	(75,156)

Private Equity Fund Pactia Inmobiliario (Pactia)

The following table includes a sensitivity analysis for the Private Equity Fund Pactia Inmobiliario as of December 31, 2024, for Ps. 327,688 (1), classified at FVTPL level 3:

	Scenario 1 (2)		Scenario 2 (2)
Sensitivity impacts	Ps.	3,816	Ps.	(6,294)
	Ps.	3,816	Ps.	(6,294)

(1)   Includes opening balance as of October 29, 2024, of Ps. 324,220 and valued of Ps. 3,468.

(2)   The impact of the scenarios corresponds to 100% of the valuation sample in which each entity of the Group has a percentage of participation of: Banco Popular 4.49%, Banco de Bogotá 6.24%, Banco de Occidente 2.46% and Banco AV Villas 0.65%.

Schedule of table includes a sensitivity analysis of main equity securities

Nexus Real Estate Capital Funds (Nexus)

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2024, Ps.2,772,165 classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	65,955	Ps.	(97,147)
	Ps.	65,955	Ps.	(97,147)

Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2023, Ps. 2,567,099 classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	38,209	Ps.	(75,156)
	Ps.	38,209	Ps.	(75,156)

Private Equity Fund Pactia Inmobiliario (Pactia)

The following table includes a sensitivity analysis for the Private Equity Fund Pactia Inmobiliario as of December 31, 2024, for Ps. 327,688 (1), classified at FVTPL level 3:

	Scenario 1 (2)		Scenario 2 (2)
Sensitivity impacts	Ps.	3,816	Ps.	(6,294)
	Ps.	3,816	Ps.	(6,294)

(1)   Includes opening balance as of October 29, 2024, of Ps. 324,220 and valued of Ps. 3,468.

(2)   The impact of the scenarios corresponds to 100% of the valuation sample in which each entity of the Group has a percentage of participation of: Banco Popular 4.49%, Banco de Bogotá 6.24%, Banco de Occidente 2.46% and Banco AV Villas 0.65%.

Disclosure of detailed information about sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities [Text Block]

	December 31, 2024				December 31, 2023
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(927,375)	Ps.	1,416,415	Ps.	(864,845)	Ps.	1,316,441
Perpetuity growth rate		888,065		(617,439)		785,847		(552,066)

(*) Perpetuity growth rate in the case of concessions with renewal clauses that are highly likely to be exercised.

Disclosure of detailed information about transfer of fair value between level 1 and 2

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	99	Ps.	—	Ps.	—	Ps.	1,318,769	Ps.	—
	Ps.	—	Ps.	99	Ps.	—	Ps.	—	Ps.	1,318,769	Ps.	—

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 1, 2022	Ps.	88,821	Ps.	1,357,164	Ps.	3,228,480	Ps.	154,986	Ps.	852,935
Changes in fair value recognised in profit or loss		(58,845)		80,408		278,751		56,859		55,930
Changes in fair value recognised in OCI		671,348		16,613		—		—		797
Transfers to/from non-current assets held for sale		—		—		—		—		31,184
Reclassifications		—		—		—		—		(4,493)
Effect of movements in exchange rates		—		—		—		—		2,282
Additions		227,854		918,046		—		28,368		70,081
Sales / redemptions		(783,552)		(13,062)		—		(27,583)		(127,753)
Discontinued operations		—		1		—		—		—
Loss of control in subsidiary		(71,248)		(56,599)		—		—		—
Transfers from level 2 to level 3		(72,995)		(291)		—		—		—
December 31, 2022	Ps.	1,383	Ps.	2,302,280	Ps.	3,507,231	Ps.	212,630	Ps.	880,963
Changes in fair value recognised in profit or loss (1)		506		204,276		323,685		18,601		84,958
Changes in fair value recognised in OCI		—		39,566		—		—		557
Transfers to/from non-current assets held for sale		—		—		—		—		95,593
Reclassifications		—		—		—		—		(4,160)
Effect of movements in exchange rates		—		—		—		—		(7,079)
Additions		—	(2)	830,718		—		26,118		56,307
Sales / redemptions		—	(3)	(606,614)		—		(26,677)		(200,670)
December 31, 2023	Ps.	1,889	Ps.	2,770,226	Ps.	3,830,916	Ps.	230,672	Ps.	906,469
Changes in fair value recognised in profit or loss (1)		(464)		224,673		350,919		7,589		35,841
Changes in fair value recognised in OCI		—		(6,819)		—		—		16,935
Transfers to/from non-current assets held for sale		—		—		—		—		22,370
Reclassifications		—		—		—		—		32,470
Effect of movements in exchange rates		—		—		—		—		6,966
Additions		—	(2)	326,096		—		26,572		37,859
Sales / redemptions		—	(3)	(1,199)		—		(26,494)		(85,975)
December 31, 2024	Ps.	1,425	Ps.	3,312,977	Ps.	4,181,835	Ps.	238,339	Ps.	972,935

(1)      Included in a) debt and equity securities in “Net trading income” – “Trading investment income” line; b) financial assets in concession arrangements in “Net income from other financial instruments mandatorily at fair value through profit or loss” line; c) Biological assets in “Income from sales of goods and services” line, and d) Investment properties mainly in “Other income” line.

(2)      The increase corresponds mainly to units received in the Private Equity Fund Pactia Inmobiliario as a result of the restructuring agreement with a client that in turn reduced its credit exposure given at the end of October 2024, made by the following entities: Banco de Bogotá for Ps. 147,790, Banco de Occidente for Ps. 58,295, Banco Popular for Ps. 106,320 and Banco Av Villas for Ps. 11,815, and increase by Corficolombiana S.A. in investments with autonomous equity Promigas S.A. for Ps. 1,876. The increase as of December 31, 2023, corresponds mainly to the mobilization of assets to the Nexus Private Investment Fund, made by the following entities: Banco de Bogotá for Ps. 466,210, Banco de Occidente for Ps. 60,947, Banco Popular for Ps. 249,732 and Banco Av Villas for Ps. 53,829.

(3)        Corresponds to the sale of the shareholding of Grupo Zona Franca Bogotá of Banco de Bogotá for Ps. 1,199. As of December 31, 2023, corresponds mainly to the sale of 4.1% of shares of BAC Holding International Corp for Ps. 519,964 and redemptions of the Nexus Private Investment Fund of Banco de Occidente for Ps. 37,970, Banco de Bogotá for Ps. 39,348 and Banco Popular for Ps. 6,602 Banco Av Villas for Ps. 2,730.

Disclosure of detailed information about financial assets and liabilities accounted at amortized cost and valued at fair value only for purposes of this disclosure [Text Block]

	December 31, 2024				December 31, 2023
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (1)	Ps.	10,689,692	Ps.	10,715,384	Ps.	9,979,679	Ps.	9,981,183
Net credit portfolio at amortized cost (2)		190,129,486		189,257,222		176,168,055		190,375,349
Total financial assets	Ps.	200,819,178	Ps.	199,972,606	Ps.	186,147,734	Ps.	200,356,532

	December 31, 2024				December 31, 2023
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate

Liabilities
Customer deposits (3)	Ps.	200,872,177	Ps.	201,762,276	Ps.	181,987,396	Ps.	183,570,708
Financial obligations (4)		72,823,775		71,364,572		65,541,339		64,208,758
Total financial liabilities	Ps.	273,695,952	Ps.	273,126,848	Ps.	247,528,735	Ps.	247,779,466

The following is a breakdown of how financial assets and liabilities accounted at amortized cost and are measured at fair value for disclosure purposes only.

(1) Debt securities at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(2) Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at zero coupon bond, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3) Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4) Financial obligations and other liabilities

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.